NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account -12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account -12 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
324,822 shares (cost $3,423,788)	$3,244,976
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
678,474 shares (cost $8,801,801)	9,261,164
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
969,492 shares (cost $13,787,676)	14,619,946
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
709,860 shares (cost $7,218,484)	7,382,548
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,455,707 shares (cost $35,922,014)	38,911,258
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
4,693,788 shares (cost $50,392,509)	52,382,676
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,446,353 shares (cost $14,403,975)	15,895,417
Variable Insurance Portfolios - Asset Strategy (WRASP)
13,125,882 shares (cost $127,721,189)	140,786,903
Variable Insurance Portfolios - Balanced (WRBP)
3,223,951 shares (cost $28,699,311)	30,212,936
Variable Insurance Portfolios - Bond (WRBDP)
9,981,607 shares (cost $54,948,673)	58,877,507
Variable Insurance Portfolios - Core Equity (WRCEP)
4,294,031 shares (cost $50,419,850)	53,163,536
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
4,680,490 shares (cost $32,726,163)	33,908,743
Variable Insurance Portfolios - Energy (WRENG)
1,400,830 shares (cost $7,710,986)	8,256,630
Variable Insurance Portfolios - Global Bond (WRGBP)
457,747 shares (cost $2,311,191)	2,319,999
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
3,925,114 shares (cost $23,386,394)	19,781,398
Variable Insurance Portfolios - Growth (WRGP)
4,665,784 shares (cost $45,298,196)	49,580,021
Variable Insurance Portfolios - High Income (WRHIP)
12,169,257 shares (cost $39,580,601)	46,183,547
Variable Insurance Portfolios - International Growth (WRIP)
1,807,307 shares (cost $15,532,948)	15,296,869
Variable Insurance Portfolios - International Core Equity (WRI2P)
829,527 shares (cost $13,860,066)	13,329,751
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
582,775 shares (cost $2,959,028)	2,866,728
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
280,273 shares (cost $5,304,447)	5,921,716
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
3,266,764 shares (cost $23,096,997)	27,889,995
Variable Insurance Portfolios - Money Market (WRMMP)
24,390,732 shares (cost $24,390,732)	24,390,732
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
11,239,922 shares (cost $50,626,362)	56,695,290
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
12,876,099 shares (cost $65,406,437)	68,621,883
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
98,229,664 shares (cost $473,087,957)	523,721,278

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
116,502,425 shares (cost $574,001,138)	634,740,160
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
31,808,920 shares (cost $156,489,011)	172,102,162
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,447,719 shares (cost $8,729,724)	11,428,437
Variable Insurance Portfolios - Science and Technology (WRSTP)
1,928,152 shares (cost $31,748,632)	34,906,691
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,372,176 shares (cost $12,990,963)	13,167,536
Variable Insurance Portfolios - Small Cap Value (WRSCV)
537,664 shares (cost $7,443,985)	8,625,522
Variable Insurance Portfolios - Value (WRVP)
4,073,116 shares (cost $24,626,174)	24,321,391

Total Investments	$2,222,795,346

Accounts Payable	(2,433)

$2,222,792,913

Contract Owners’ Equity:
Accumulation units	2,217,140,541
Contracts in payout (annuitization) period (note 1f)	5,652,372

Total Contract Owners’ Equity (note 5)	$2,222,792,913

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$22,563,422	48,802	149,949	245,279	128,987	642,752	846,340	275,531
Mortality and expense risk charges (note 2)	(30,239,531)	(60,308)	(110,843)	(171,153)	(95,489)	(559,816)	(725,041)	(231,901)

Net investment income (loss)	(7,676,109)	(11,506)	39,106	74,126	33,498	82,936	121,299	43,630

Realized gain (loss) on investments	31,093	(122,072)	124,022	78,955	180,279	(615,042)	(1,319,434)	(29,469)
Change in unrealized gain (loss) on investments	141,904,867	536,499	314,259	947,764	(50,821)	3,930,741	7,172,490	898,408

Net gain (loss) on investments	141,935,960	414,427	438,281	1,026,719	129,458	3,315,699	5,853,056	868,939

Reinvested capital gains	60,233,976	-	84,368	159,224	97,413	-	-	67,734

Net increase (decrease) in contract owners’ equity resulting from operations	$194,493,827	402,921	561,755	1,260,069	260,369	3,398,635	5,974,355	980,303

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR
Reinvested dividends	$1,619,639	439,008	1,780,907	313,715	399,958	-	61,214	-
Mortality and expense risk charges (note 2)	(2,271,043)	(473,395)	(876,163)	(861,726)	(585,790)	(132,886)	(22,925)	(304,901)

Net investment income (loss)	(651,404)	(34,387)	904,744	(548,011)	(185,832)	(132,886)	38,289	(304,901)

Realized gain (loss) on investments	(231,951)	566,285	728,653	541,920	508,799	(312,261)	3,841	(2,347,192)
Change in unrealized gain (loss) on investments	23,055,761	593,988	241,245	2,783,062	3,594,366	374,103	21,041	1,465,190

Net gain (loss) on investments	22,823,810	1,160,273	969,898	3,324,982	4,103,165	61,842	24,882	(882,002)

Reinvested capital gains	-	1,589,797	451,686	5,253,068	-	-	2,086	1,226,802

Net increase (decrease) in contract owners’ equity resulting from operations	$22,172,406	2,715,683	2,326,328	8,030,039	3,917,333	(71,044)	65,257	39,899

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP
Reinvested dividends	$32,284	2,588,020	299,339	307,539	72,591	-	-	4,306
Mortality and expense risk charges (note 2)	(855,135)	(615,066)	(222,415)	(198,203)	(28,678)	(92,143)	(480,136)	(304,115)

Net investment income (loss)	(822,851)	1,972,954	76,924	109,336	43,913	(92,143)	(480,136)	(299,809)

Realized gain (loss) on investments	2,058,222	131,651	(394,942)	(1,224,691)	8,487	170,959	1,257,989	-
Change in unrealized gain (loss) on investments	374,555	4,202,330	1,606,074	2,479,188	(80,713)	34,706	(513,548)	-

Net gain (loss) on investments	2,432,777	4,333,981	1,211,132	1,254,497	(72,226)	205,665	744,441	-

Reinvested capital gains	3,824,221	-	977,709	111,552	60,618	487,198	2,885,923	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,434,147	6,306,935	2,265,765	1,475,385	32,305	600,720	3,150,228	(299,809)

Investment Activity:	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP
Reinvested dividends	$525,793	550,810	4,564,049	4,757,729	1,444,599	80,310	-	-
Mortality and expense risk charges (note 2)	(797,958)	(889,510)	(6,496,679)	(8,110,981)	(2,226,688)	(164,098)	(511,179)	(206,241)

Net investment income (loss)	(272,165)	(338,700)	(1,932,630)	(3,353,252)	(782,089)	(83,788)	(511,179)	(206,241)

Realized gain (loss) on investments	(541,345)	1,130,256	112,984	463,528	326,073	(337,718)	(57,112)	(182,549)
Change in unrealized gain (loss) on investments	3,920,040	696,921	25,056,517	40,082,574	6,333,621	2,052,072	5,798,326	543,497

Net gain (loss) on investments	3,378,695	1,827,177	25,169,501	40,546,102	6,659,694	1,714,354	5,741,214	360,948

Reinvested capital gains	2,601,767	1,734,490	13,109,313	15,622,897	4,446,028	-	2,425,243	313,384

Net increase (decrease) in contract owners’ equity resulting from operations	$5,708,297	3,222,967	36,346,184	52,815,747	10,323,633	1,630,566	7,655,278	468,091

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRSCV	WRVP
Reinvested dividends	$40,514	343,458
Mortality and expense risk charges (note 2)	(132,511)	(424,415)

Net investment income (loss)	(91,997)	(80,957)

Realized gain (loss) on investments	(107,089)	(538,943)
Change in unrealized gain (loss) on investments	954,433	2,486,178

Net gain (loss) on investments	847,344	1,947,235

Reinvested capital gains	592,671	2,108,784

Net increase (decrease) in contract owners’ equity resulting from operations	$1,348,018	3,975,062

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,676,109)	(5,913,737)	(11,506)	(2,080)	39,106	34,117	74,126	62,873
Realized gain (loss) on investments	31,093	996,618	(122,072)	(89,029)	124,022	72,783	78,955	33,201
Change in unrealized gain (loss) on investments	141,904,867	(94,489,348)	536,499	(91,515)	314,259	(138,397)	947,764	(358,968)
Reinvested capital gains	60,233,976	25,143,477	-	-	84,368	6,398	159,224	8,516

Net increase (decrease) in contract owners’ equity resulting from operations	194,493,827	(74,262,990)	402,921	(182,624)	561,755	(25,099)	1,260,069	(254,378)

Equity transactions:
Purchase payments received from contract owners (note 3)	193,188,331	464,861,652	3,490	120	2,296,678	1,422,808	1,393,464	7,104,229
Transfers between funds	-	-	(30,450)	8,321	452,420	703,382	1,525,095	916,565
Redemptions (note 3)	(110,814,391)	(79,700,301)	(173,258)	(74,962)	(259,194)	(111,426)	(143,268)	(28,429)
Annuity benefits	(293,446)	(312,451)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(13,200,655)	(7,758,928)	(582)	(633)	(54,538)	(29,076)	(132,232)	(29,045)
Contingent deferred sales charges (note 2)	(1,409,190)	(1,202,613)	(8,010)	(3,500)	(10,727)	(922)	(5,073)	(290)
Adjustments to maintain reserves	(1,561)	(8,160)	(8)	(13)	16	(71)	(9)	(17)

Net equity transactions	67,469,088	375,879,199	(208,818)	(70,667)	2,424,655	1,984,695	2,637,977	7,963,013

Net change in contract owners’ equity	261,962,915	301,616,209	194,103	(253,291)	2,986,410	1,959,596	3,898,046	7,708,635
Contract owners’ equity beginning of period	1,960,829,998	1,659,213,789	3,050,878	3,304,169	6,274,762	4,315,166	10,721,909	3,013,274

Contract owners’ equity end of period	$2,222,792,913	1,960,829,998	3,244,981	3,050,878	9,261,172	6,274,762	14,619,955	10,721,909

CHANGES IN UNITS:
Beginning units	176,346,115	140,364,864	377,969	385,733	505,634	346,155	819,775	225,471
Units purchased	30,330,124	56,864,146	2,580	6,959	273,718	188,353	233,294	636,655
Units redeemed	(22,842,219)	(20,882,895)	(27,191)	(14,723)	(86,508)	(28,874)	(44,003)	(42,351)

Ending units	183,834,020	176,346,115	353,358	377,969	692,844	505,634	1,009,066	819,775

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$33,498	50,820	82,936	271,761	121,299	353,142	43,630	125,837
Realized gain (loss) on investments	180,279	60,920	(615,042)	(811,229)	(1,319,434)	(2,231,180)	(29,469)	(182,472)
Change in unrealized gain (loss) on investments	(50,821)	(56,719)	3,930,741	(26,039)	7,172,490	16,757	898,408	137,004
Reinvested capital gains	97,413	18,648	-	-	-	-	67,734	-

Net increase (decrease) in contract owners’ equity resulting from operations	260,369	73,669	3,398,635	(565,507)	5,974,355	(1,861,281)	980,303	80,369

Equity transactions:
Purchase payments received from contract owners (note 3)	624,303	1,086,407	1,026,395	2,457,433	119,577	609,409	882,517	1,330,164
Transfers between funds	904,148	1,679,992	(1,442,062)	(2,014,614)	(2,053,132)	(2,626,420)	(402,684)	57,234
Redemptions (note 3)	(761,526)	(348,397)	(1,393,326)	(1,304,700)	(1,811,105)	(2,573,310)	(641,902)	(606,762)
Annuity benefits	-	-	(6,039)	(5,977)	(5,703)	(5,641)	-	-
Contract maintenance charges (note 2)	(51,637)	(31,155)	(267,420)	(243,096)	(390,104)	(392,702)	(98,937)	(83,188)
Contingent deferred sales charges (note 2)	(8,200)	(14,475)	(28,829)	(17,463)	(31,064)	(42,660)	(15,356)	(7,704)
Adjustments to maintain reserves	(23)	(14)	(61)	(283)	(55)	(43)	(9)	(94)

Net equity transactions	707,065	2,372,358	(2,111,342)	(1,128,700)	(4,171,586)	(5,031,367)	(276,371)	689,650

Net change in contract owners’ equity	967,434	2,446,027	1,287,293	(1,694,207)	1,802,769	(6,892,648)	703,932	770,019
Contract owners’ equity beginning of period	6,415,109	3,969,082	37,623,931	39,318,138	50,579,869	57,472,517	15,191,490	14,421,471

Contract owners’ equity end of period	$7,382,543	6,415,109	38,911,224	37,623,931	52,382,638	50,579,869	15,895,422	15,191,490

CHANGES IN UNITS:
Beginning units	596,408	374,312	3,922,763	4,039,103	5,698,777	6,247,584	1,479,409	1,412,298
Units purchased	203,587	279,774	274,077	308,856	41,305	138,109	252,566	257,089
Units redeemed	(139,376)	(57,678)	(483,557)	(425,196)	(478,380)	(686,916)	(281,213)	(189,978)

Ending units	660,619	596,408	3,713,283	3,922,763	5,261,702	5,698,777	1,450,762	1,479,409

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRASP		WRBP		WRBDP		WRCEP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(651,404)	(895,456)	(34,387)	(38,628)	904,744	541,101	(548,011)	(665,891)
Realized gain (loss) on investments	(231,951)	1,186,150	566,285	501,675	728,653	327,795	541,920	557,572
Change in unrealized gain (loss) on investments	23,055,761	(13,166,008)	593,988	(2,243,132)	241,245	1,641,840	2,783,062	(1,673,790)
Reinvested capital gains	-	-	1,589,797	2,198,697	451,686	329,113	5,253,068	1,676,880

Net increase (decrease) in contract owners’ equity resulting from operations	22,172,406	(12,875,314)	2,715,683	418,612	2,326,328	2,839,849	8,030,039	(105,229)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,687,136	6,181,986	1,746,091	1,365,851	1,941,583	4,239,820	2,625,847	3,682,361
Transfers between funds	(6,378,510)	(4,994,031)	1,126,967	263,243	4,704,424	3,174,164	(1,717,280)	(134,605)
Redemptions (note 3)	(12,377,181)	(9,906,236)	(2,862,345)	(1,577,045)	(6,381,628)	(3,475,393)	(5,412,449)	(3,458,820)
Annuity benefits	(57,188)	(61,096)	(16,063)	(16,509)	(23,908)	(24,221)	(18,541)	(18,499)
Contract maintenance charges (note 2)	(28,648)	(33,064)	(4,428)	(4,714)	(7,346)	(7,175)	(6,841)	(6,753)
Contingent deferred sales charges (note 2)	(159,839)	(187,764)	(25,367)	(19,248)	(56,764)	(57,575)	(64,172)	(54,739)
Adjustments to maintain reserves	(128)	(395)	(79)	821	27	20	(135)	(384)

Net equity transactions	(15,314,358)	(9,000,600)	(35,224)	12,399	176,388	3,849,640	(4,593,571)	8,561

Net change in contract owners’ equity	6,858,048	(21,875,914)	2,680,459	431,011	2,502,716	6,689,489	3,436,468	(96,668)
Contract owners’ equity beginning of period	133,928,786	155,804,700	27,532,430	27,101,419	56,374,776	49,685,286	49,726,964	49,823,632

Contract owners’ equity end of period	$140,786,834	133,928,786	30,212,889	27,532,430	58,877,492	56,374,776	53,163,432	49,726,964

CHANGES IN UNITS:
Beginning units	6,728,233	7,157,471	1,990,544	1,993,509	4,478,753	4,173,670	3,514,770	3,530,379
Units purchased	550,078	717,875	443,293	336,100	948,288	1,190,216	449,842	595,749
Units redeemed	(1,262,419)	(1,147,113)	(451,339)	(339,065)	(938,811)	(885,133)	(755,978)	(611,358)

Ending units	6,015,892	6,728,233	1,982,498	1,990,544	4,488,230	4,478,753	3,208,634	3,514,770

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRDIV		WRENG		WRGBP		WRGNR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(185,832)	(230,169)	(132,886)	(164,467)	38,289	12,927	(304,901)	(392,968)
Realized gain (loss) on investments	508,799	536,486	(312,261)	(66,803)	3,841	(3,822)	(2,347,192)	(965,309)
Change in unrealized gain (loss) on investments	3,594,366	(2,850,095)	374,103	(927,563)	21,041	(12,232)	1,465,190	(4,924,141)
Reinvested capital gains	-	-	-	-	2,086	-	1,226,802	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,917,333	(2,543,778)	(71,044)	(1,158,833)	65,257	(3,127)	39,899	(6,282,418)

Equity transactions:
Purchase payments received from contract owners (note 3)	755,144	1,146,853	333,264	875,487	401,074	344,447	899,282	1,842,137
Transfers between funds	(3,248,418)	(1,541,834)	(898,630)	(531,263)	986,944	568,127	(567,206)	(1,736,964)
Redemptions (note 3)	(3,424,412)	(2,426,929)	(577,414)	(547,969)	(34,236)	(8,312)	(1,403,199)	(1,428,169)
Annuity benefits	(13,684)	(15,482)	(1,846)	(2,114)	-	-	(5,906)	(8,343)
Contract maintenance charges (note 2)	(5,781)	(6,287)	(1,276)	(1,408)	(41)	(5)	(4,089)	(5,020)
Contingent deferred sales charges (note 2)	(42,290)	(38,341)	(9,194)	(15,009)	(104)	-	(22,793)	(29,822)
Adjustments to maintain reserves	(115)	216	(73)	(731)	(19)	(9)	(49)	(276)

Net equity transactions	(5,979,556)	(2,881,804)	(1,155,169)	(223,007)	1,353,618	904,248	(1,103,960)	(1,366,457)

Net change in contract owners’ equity	(2,062,223)	(5,425,582)	(1,226,213)	(1,381,840)	1,418,875	901,121	(1,064,061)	(7,648,875)
Contract owners’ equity beginning of period	35,970,928	41,396,509	9,482,811	10,864,651	901,121	-	20,845,441	28,494,316

Contract owners’ equity end of period	$33,908,704	35,970,928	8,256,598	9,482,811	2,319,996	901,121	19,781,379	20,845,441

CHANGES IN UNITS:
Beginning units	2,922,109	3,158,796	870,520	893,710	91,516	-	1,670,677	1,767,719
Units purchased	226,437	316,421	99,849	148,246	158,692	109,891	246,953	239,750
Units redeemed	(679,512)	(553,108)	(212,805)	(171,436)	(25,591)	(18,375)	(337,928)	(336,792)

Ending units	2,469,034	2,922,109	757,564	870,520	224,617	91,516	1,579,702	1,670,677

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRGP		WRHIP		WRIP		WRI2P
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(822,851)	(681,535)	1,972,954	2,013,353	76,924	(171,015)	109,336	11,562
Realized gain (loss) on investments	2,058,222	1,107,366	131,651	54,725	(394,942)	24,812	(1,224,691)	(782,142)
Change in unrealized gain (loss) on investments	374,555	(2,217,474)	4,202,330	(834,287)	1,606,074	(1,283,477)	2,479,188	(1,637,093)
Reinvested capital gains	3,824,221	1,973,940	-	-	977,709	-	111,552	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,434,147	182,297	6,306,935	1,233,791	2,265,765	(1,429,680)	1,475,385	(2,407,673)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,825,987	2,288,490	2,608,766	3,184,990	616,491	1,063,698	819,371	1,540,209
Transfers between funds	(2,783,352)	(1,616,275)	4,405,271	(126,123)	(293,794)	(831,976)	(901,511)	(429,929)
Redemptions (note 3)	(5,920,629)	(3,824,485)	(3,296,778)	(1,955,804)	(1,526,820)	(1,184,276)	(1,074,734)	(796,142)
Annuity benefits	(28,771)	(28,452)	(30,812)	(30,699)	(11,387)	(14,085)	(3,560)	(3,449)
Contract maintenance charges (note 2)	(8,583)	(9,034)	(5,214)	(4,751)	(2,691)	(2,861)	(1,891)	(2,062)
Contingent deferred sales charges (note 2)	(74,438)	(63,844)	(37,368)	(20,439)	(13,063)	(21,603)	(9,402)	(15,739)
Adjustments to maintain reserves	(76)	239	(66)	369	(41)	349	(55)	(120)

Net equity transactions	(6,989,862)	(3,253,361)	3,643,799	1,047,543	(1,231,305)	(990,754)	(1,171,782)	292,768

Net change in contract owners’ equity	(1,555,715)	(3,071,064)	9,950,734	2,281,334	1,034,460	(2,420,434)	303,603	(2,114,905)
Contract owners’ equity beginning of period	51,135,656	54,206,720	36,232,761	33,951,427	14,262,404	16,682,838	13,026,168	15,141,073

Contract owners’ equity end of period	$49,579,942	51,135,656	46,183,496	36,232,761	15,296,864	14,262,404	13,329,771	13,026,168

CHANGES IN UNITS:
Beginning units	4,126,607	4,408,571	2,212,335	2,140,242	1,050,472	1,120,275	1,008,924	994,967
Units purchased	444,245	515,334	560,179	532,315	126,962	119,504	133,083	167,248
Units redeemed	(976,657)	(797,298)	(353,543)	(460,222)	(205,953)	(189,307)	(215,763)	(153,291)

Ending units	3,594,195	4,126,607	2,418,971	2,212,335	971,481	1,050,472	926,244	1,008,924

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRLTBP		WRMIC		WRMCG		WRMMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$43,913	12,051	(92,143)	(94,722)	(480,136)	(507,897)	(299,809)	(255,334)
Realized gain (loss) on investments	8,487	684	170,959	112,927	1,257,989	964,081	-	-
Change in unrealized gain (loss) on investments	(80,713)	(11,588)	34,706	(598,241)	(513,548)	(2,238,662)	-	-
Reinvested capital gains	60,618	-	487,198	-	2,885,923	1,043,904	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,305	1,147	600,720	(580,036)	3,150,228	(738,574)	(299,809)	(255,334)

Equity transactions:
Purchase payments received from contract owners (note 3)	583,259	365,028	598,803	732,075	1,005,500	1,808,973	21,836,737	29,602,664
Transfers between funds	865,652	1,161,654	(383,391)	(395,732)	(1,868,346)	(833,218)	(6,054,844)	(6,438,611)
Redemptions (note 3)	(80,971)	(56,361)	(663,306)	(274,321)	(2,388,268)	(1,846,677)	(17,502,423)	(13,012,204)
Annuity benefits	(1,204)	(147)	(714)	(1,079)	(1,942)	(2,168)	(26,382)	(28,998)
Contract maintenance charges (note 2)	(176)	(16)	(991)	(996)	(3,137)	(3,396)	(5,813)	(4,434)
Contingent deferred sales charges (note 2)	(69)	(3,353)	(5,259)	(5,292)	(50,356)	(33,554)	(69,644)	(63,439)
Adjustments to maintain reserves	1	(23)	(17)	(39)	(53)	(225)	82	(1,808)

Net equity transactions	1,366,492	1,466,782	(454,875)	54,616	(3,306,602)	(910,265)	(1,822,287)	10,053,170

Net change in contract owners’ equity	1,398,797	1,467,929	145,845	(525,420)	(156,374)	(1,648,839)	(2,122,096)	9,797,836
Contract owners’ equity beginning of period	1,467,929	-	5,775,864	6,301,284	28,046,344	29,695,183	26,512,827	16,714,992

Contract owners’ equity end of period	$2,866,726	1,467,929	5,921,710	5,775,864	27,889,970	28,046,344	24,390,732	26,512,827

CHANGES IN UNITS:
Beginning units	143,487	-	441,955	441,697	1,832,225	1,899,916	2,545,888	1,570,513
Units purchased	206,664	179,979	60,516	93,685	189,632	278,938	5,687,819	6,497,996
Units redeemed	(73,460)	(36,492)	(90,945)	(93,427)	(394,576)	(346,629)	(5,865,363)	(5,522,621)

Ending units	276,691	143,487	411,526	441,955	1,627,281	1,832,225	2,368,344	2,545,888

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRPAP		WRPCP		WRPMP		WRPMAP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,165)	(84,066)	(338,700)	(97,124)	(1,932,630)	(1,121,343)	(3,353,252)	(2,470,559)
Realized gain (loss) on investments	(541,345)	(274,776)	1,130,256	1,208,298	112,984	60,100	463,528	122,968
Change in unrealized gain (loss) on investments	3,920,040	(4,410,889)	696,921	(2,102,687)	25,056,517	(15,947,006)	40,082,574	(27,420,594)
Reinvested capital gains	2,601,767	1,475,754	1,734,490	899,922	13,109,313	5,583,812	15,622,897	6,584,903

Net increase (decrease) in contract owners’ equity resulting from operations	5,708,297	(3,293,977)	3,222,967	(91,591)	36,346,184	(11,424,437)	52,815,747	(23,183,282)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,533,760	1,077,239	5,362,941	8,401,272	62,545,208	123,151,783	52,259,145	215,414,211
Transfers between funds	(1,352,521)	(1,365,099)	6,586,400	5,600,423	9,521,413	3,745,000	(3,724,438)	6,839,456
Redemptions (note 3)	(3,838,512)	(2,132,981)	(2,611,794)	(1,221,154)	(11,038,022)	(8,822,613)	(9,498,119)	(7,032,052)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(360,432)	(371,872)	(440,569)	(295,284)	(4,236,232)	(2,590,062)	(5,834,114)	(2,865,151)
Contingent deferred sales charges (note 2)	(85,485)	(26,111)	(28,033)	(16,493)	(217,902)	(143,586)	(160,842)	(153,727)
Adjustments to maintain reserves	8	22	(23)	(118)	(275)	(3,227)	32	(2,780)

Net equity transactions	(4,103,182)	(2,818,802)	8,868,922	12,468,646	56,574,190	115,337,295	33,041,664	212,199,957

Net change in contract owners’ equity	1,605,115	(6,112,779)	12,091,889	12,377,055	92,920,374	103,912,858	85,857,411	189,016,675
Contract owners’ equity beginning of period	55,090,208	61,202,987	56,530,011	44,152,956	430,800,828	326,887,970	548,880,934	359,864,259

Contract owners’ equity end of period	$56,695,323	55,090,208	68,621,900	56,530,011	523,721,202	430,800,828	634,738,345	548,880,934

CHANGES IN UNITS:
Beginning units	5,585,638	5,863,977	5,382,968	4,173,894	42,622,600	31,449,317	53,697,460	33,709,714
Units purchased	208,017	230,793	1,584,542	2,007,164	7,599,069	13,646,122	5,504,402	21,932,163
Units redeemed	(595,434)	(509,132)	(765,997)	(798,090)	(2,253,164)	(2,472,839)	(2,414,459)	(1,944,417)

Ending units	5,198,221	5,585,638	6,201,513	5,382,968	47,968,505	42,622,600	56,787,403	53,697,460

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRPMCP		WRRESP		WRSTP		WRSCP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(782,089)	(380,789)	(83,788)	(72,802)	(511,179)	(489,433)	(206,241)	(221,028)
Realized gain (loss) on investments	326,073	246,655	(337,718)	(507,670)	(57,112)	81,286	(182,549)	(122,679)
Change in unrealized gain (loss) on investments	6,333,621	(3,788,334)	2,052,072	914,717	5,798,326	(3,159,283)	543,497	(1,585,896)
Reinvested capital gains	4,446,028	2,036,943	-	-	2,425,243	1,177,921	313,384	128,126

Net increase (decrease) in contract owners’ equity resulting from operations	10,323,633	(1,885,525)	1,630,566	334,245	7,655,278	(2,389,509)	468,091	(1,801,477)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,276,267	36,311,759	629,725	988,795	1,844,752	2,463,153	1,196,972	1,147,666
Transfers between funds	7,338,712	4,001,553	(297,385)	(421,306)	(1,665,905)	(434,944)	(5,773)	(461,858)
Redemptions (note 3)	(4,240,257)	(3,024,015)	(900,461)	(566,788)	(2,812,666)	(1,925,981)	(1,263,753)	(1,069,269)
Annuity benefits	-	-	(2,188)	(1,944)	(12,776)	(13,938)	(11,573)	(14,389)
Contract maintenance charges (note 2)	(1,231,185)	(719,350)	(1,675)	(1,649)	(5,827)	(5,697)	(2,393)	(2,715)
Contingent deferred sales charges (note 2)	(77,918)	(40,055)	(13,093)	(12,132)	(26,438)	(30,814)	(11,877)	(16,299)
Adjustments to maintain reserves	(43)	(229)	6	(42)	(100)	(109)	(37)	643

Net equity transactions	20,065,576	36,529,663	(585,071)	(15,066)	(2,678,960)	51,670	(98,434)	(416,221)

Net change in contract owners’ equity	30,389,209	34,644,138	1,045,495	319,179	4,976,318	(2,337,839)	369,657	(2,217,698)
Contract owners’ equity beginning of period	141,712,975	107,068,837	10,382,969	10,063,790	29,930,330	32,268,169	12,797,855	15,015,552

Contract owners’ equity end of period	$172,102,184	141,712,975	11,428,463	10,382,969	34,906,648	29,930,330	13,167,511	12,797,855

CHANGES IN UNITS:
Beginning units	13,577,068	10,120,254	716,676	718,974	1,852,622	1,850,540	975,520	1,005,451
Units purchased	2,819,239	4,315,503	86,239	111,531	213,867	218,066	190,014	153,346
Units redeemed	(973,079)	(858,689)	(122,406)	(113,829)	(350,003)	(215,984)	(190,423)	(183,277)

Ending units	15,423,228	13,577,068	680,509	716,676	1,716,486	1,852,622	975,111	975,520

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNER’S EQUITY

Years Ended December 31, 2012 and 2011

	WRSCV		WRVP
	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(91,997)	(100,790)	(80,957)	(265,185)
Realized gain (loss) on investments	(107,089)	73,361	(538,943)	(300,116)
Change in unrealized gain (loss) on investments	954,433	(1,461,318)	2,486,178	(2,034,238)
Reinvested capital gains	592,671	-	2,108,784	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,348,018	(1,488,747)	3,975,062	(2,599,539)

Equity transactions:
Purchase payments received from contract owners (note 3)	263,292	711,168	645,510	918,967
Transfers between funds	(864,897)	(699,997)	(1,482,917)	(1,084,315)
Redemptions (note 3)	(761,649)	(707,606)	(3,738,786)	(2,370,713)
Annuity benefits	(3,146)	(3,846)	(10,113)	(11,375)
Contract maintenance charges (note 2)	(1,543)	(1,703)	(4,289)	(4,574)
Contingent deferred sales charges (note 2)	(4,826)	(12,806)	(35,395)	(33,815)
Adjustments to maintain reserves	(73)	256	(111)	(47)

Net equity transactions	(1,372,842)	(714,534)	(4,626,101)	(2,585,872)

Net change in contract owners’ equity	(24,824)	(2,203,281)	(651,039)	(5,185,411)
Contract owners’ equity beginning of period	8,650,328	10,853,608	24,972,402	30,157,813

Contract owners’ equity end of period	$8,625,504	8,650,328	24,321,363	24,972,402

CHANGES IN UNITS:
Beginning units	712,246	767,001	2,193,567	2,423,651
Units purchased	58,986	86,899	252,090	307,517
Units redeemed	(163,774)	(141,654)	(632,609)	(537,601)

Ending units	607,458	712,246	1,813,048	2,193,567

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Waddell & Reed Advisors Select Income contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the sixth contract year this charge is 0%. For Waddell & Reed Select Preferred, Waddell & Reed Select Preferred 2.0 and Waddell & Reed Select Preferred NY 2.0 contracts, this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Waddell & Reed Advisors Select Income	Waddell & Reed Select Preferred
Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40% (1)
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50% (2)
4% Extra Value Credit Option	-	0.60% (3)
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00% (4)
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Lifetime Income Option
Provides for lifetime withdrawals even after the contract value is zero.
5% (no longer available)	-	1.00% (5)
7% (only available in NY)	-	1.00%
10%	-	1.20%
Spousal Continuation Benefit
Allows surviving spouse to continue to receive the lifetime benefit associated with the Lifetime Income Option.
5% (no longer available)	-	0.15%
7% (only available in NY)	-	0.30% (6)
10% (not available in NY)	-	0.30% (7)

Maximum Variable Account Charges*	1.50%	4.20%

Nationwide Variable Account - 12 Options	Waddell & Reed Select Preferred 2.0	Waddell & Reed Select Preferred NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	0.05%	0.05%
One-Year Enhanced	0.15%	0.15%
One-Month Enhanced	0.30%
Combination Enhanced	0.40% (1)
Spousal Protection Annuity Option	0.10%	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	0.35% (8)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Additional Optional Riders
Maximum 7% Lifetime Income Option Charge	1.50% (9)(10)(11)	1.50% (9)(10)(11)
Maximum 7% Spousal Continuation Benefit Charge	0.40% (9)(11)(12)	0.40% (9)(11)(12)

Maximum Variable Account Charges*	4.05% (13)	3.45% (13)

* When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(1) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(2) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(3) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(4) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(5) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

(6) For contracts that elected the 7% Spousal Continuation Benefit on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011, or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(7) For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(8) In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(9) For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Withdrawal” later in this prospectus.

(10) Currently, the charge associated with the 7% Lifetime Income Option is 1.20% of the Current Income Benefit Base.

(11) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(12) The 7% Spousal Continuation Benefit may only be elected if and when the 7% Lifetime Income Option is elected. Currently, there is no charge associated with the 7% Spousal Continuation Benefit.

(13) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$14,315,219	$4,168	$55,128	$116,525	$56,771	$247,408	$341,526	$111,528
1.30%	806,774	-	2,001	6,271	3,096	18,244	26,136	5,104
1.35%	936,532	-	5,094	2,916	2,479	35,555	69,160	13,406
1.40%	4,587,875	49	4,519	33,305	11,298	76,583	103,587	19,933
1.45%	6,910	-	160	-	-	-	-	-
1.50%	1,939,114	19	3,325	3,387	2,131	23,980	50,478	5,090
1.55%	888,512	-	6,671	3,188	6,162	5,739	4,187	1,552
1.60%	44,914	-	-	-	-	-	-	81
1.65%	1,089,778	-	627	2,280	3,059	12,858	15,202	9,689
1.70%	25,725	-	37	40	-	18	-	18
1.75%	748,788	-	157	-	954	11,391	4,956	365
1.80%	28,378	-	107	-	-	-	-	34
1.85%	1,697,462	10,277	8,000	-	4,976	47,236	41,210	22,933
1.90%	388,520	22,244	-	-	-	3,306	4,594	262
1.95%	232,548	1,740	-	-	-	8,914	12,532	2,284
2.00%	1,337,171	11,190	14,210	2,488	2,348	32,463	30,846	16,249
2.05%	68,592	-	7,533	-	-	-	-	3,381
2.10%	502,918	7,882	2,727	-	2,215	17,844	12,589	1,886
2.15%	211,257	-	-	753	-	4,857	4,878	12,375
2.20%	2,081	-	547	-	-	-	-	269
2.25%	166,483	2,264	-	-	-	7,291	-	1,886
2.30%	671	-	-	-	-	140	-	139
2.35%	76,043	-	-	-	-	3,003	1,677	1,328
2.40%	21,005	-	-	-	-	-	-	-
2.45%	18,187	-	-	-	-	2,986	1,483	-
2.50%	62,789	-	-	-	-	-	-	2,109
2.60%	21,368	475	-	-	-	-	-	-
2.70%	1,077	-	-	-	-	-	-	-
2.75%	7,871	-	-	-	-	-	-	-
3.00%	3,060	-	-	-	-	-	-	-
3.10%	1,909	-	-	-	-	-	-	-

Totals	$30,239,531	$60,308	$110,843	$171,153	$95,489	$559,816	$725,041	$231,901

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR

1.25%	$312,423	$53,779	$149,456	$114,629	$82,076	$34,401	$5,169	$61,371
1.30%	61,904	12,350	27,029	19,933	13,009	4,734	299	12,978
1.35%	37,309	6,899	18,339	14,133	10,173	2,243	258	5,025
1.40%	349,672	84,576	202,280	132,842	97,303	26,120	6,463	78,608
1.45%	218	216	51	91	121	10	141	45
1.50%	220,947	52,484	110,261	90,498	59,518	16,633	2,730	47,348
1.55%	120,985	28,257	61,643	39,240	28,201	11,444	4,891	19,847
1.60%	6,876	2,011	5,135	967	552	859	133	1,428
1.65%	160,304	26,036	62,061	50,419	27,198	13,920	1,056	31,210
1.70%	3,579	492	1,410	1,022	1,666	405	66	1,151
1.75%	120,040	34,515	61,591	51,349	29,566	7,596	871	18,966
1.80%	4,892	1,850	1,253	4,898	1,236	173	117	165
1.85%	362,325	57,460	69,754	126,994	92,186	5,436	701	6,504
1.90%	92,200	21,334	15,859	39,353	26,066	488	-	2,523
1.95%	44,550	8,884	12,886	20,201	11,461	-	-	224
2.00%	206,964	44,456	40,682	86,848	59,050	2,527	12	7,453
2.05%	3,596	946	1,926	852	1,674	27	18	-
2.10%	90,584	15,770	16,412	41,230	27,862	2,404	-	6,513
2.15%	20,526	8,634	4,994	8,664	6,571	1,721	-	1,252
2.20%	167	-	-	186	157	-	-	-
2.25%	13,308	4,371	3,120	5,257	4,777	690	-	909
2.30%	74	-	85	-	78	-	-	-
2.35%	14,420	3,840	4,756	5,607	2,920	31	-	308
2.40%	8,514	1,433	401	881	476	-	-	-
2.45%	188	1,348	313	2,030	579	-	-	164
2.50%	7,136	614	3,157	2,649	288	516	-	496
2.60%	5,713	465	294	774	901	508	-	336
2.70%	383	-	207	-	-	-	-	77
2.75%	485	116	337	-	125	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.10%	761	259	471	179	-	-	-	-

	$2,271,043	$473,395	$876,163	$861,726	$585,790	$132,886	$22,925	$304,901

	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP

1.25%	$110,514	$113,010	$43,717	$37,017	$6,011	$16,290	$52,332	$103,914
1.30%	23,940	18,878	15,657	7,432	547	4,568	12,472	24,018
1.35%	17,442	8,914	4,701	3,293	167	2,853	6,642	24,050
1.40%	108,434	158,184	50,026	46,339	4,352	18,108	61,443	64,863
1.45%	96	83	64	109	74	29	32	-
1.50%	84,249	92,884	40,298	29,535	2,697	13,477	39,875	31,737
1.55%	26,668	53,675	15,562	22,065	7,505	8,142	17,220	6,678
1.60%	2,369	3,271	365	521	695	1,096	187	271
1.65%	52,200	54,377	16,059	15,572	3,628	11,659	20,644	16,622
1.70%	197	1,971	219	1,038	75	18	245	54
1.75%	53,816	51,645	14,401	12,259	606	5,854	18,747	7,230
1.80%	7,893	343	47	3	-	44	2	264
1.85%	143,902	12,588	3,663	9,035	781	1,693	117,420	9,132
1.90%	47,243	4,195	481	959	-	1,287	22,631	661
1.95%	17,735	159	-	315	-	114	15,625	1,665
2.00%	89,694	14,864	8,222	4,830	1,453	2,692	50,292	4,313
2.05%	1,802	378	704	229	-	149	752	235
2.10%	36,820	10,980	4,318	4,645	-	1,949	32,731	6,187
2.15%	7,249	1,141	1,223	1,356	-	222	1,835	55
2.20%	-	-	-	-	-	-	-	-
2.25%	7,647	962	537	1,478	-	218	3,069	549
2.30%	-	-	-	-	-	-	-	78
2.35%	5,437	8,466	740	23	87	369	2,706	1,450
2.40%	1,639	-	-	-	-	-	-	-
2.45%	1,856	-	-	-	-	758	446	-
2.50%	904	1,576	-	43	-	554	1,692	89
2.60%	3,698	2,522	1,411	107	-	-	1,096	-
2.70%	293	-	-	-	-	-	-	-
2.75%	1,229	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.10%	169	-	-	-	-	-	-	-

	$855,135	$615,066	$222,415	$198,203	$28,678	$92,143	$480,136	$304,115

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP

1.25%	$428,928	$404,078	$4,296,509	$5,428,786	$1,282,262	$37,661	$97,100	$34,986
1.30%	26,571	10,717	173,667	187,194	36,302	6,580	21,098	10,878
1.35%	63,273	38,993	230,367	208,248	74,957	3,860	9,433	5,428
1.40%	59,404	173,549	835,381	1,234,006	242,097	35,524	135,653	50,551
1.45%	12	13	4,359	192	515	85	167	17
1.50%	41,847	50,075	203,470	334,469	80,187	27,328	79,068	36,656
1.55%	12,442	43,236	96,551	79,844	68,489	15,557	36,129	12,850
1.60%	5,475	1,859	2,154	3,242	2,183	1,083	1,686	175
1.65%	21,849	26,906	121,662	134,048	66,893	11,833	49,656	17,809
1.70%	1,624	1,424	1,756	1,759	1,864	619	1,549	912
1.75%	4,039	2,996	68,231	66,248	9,455	11,493	34,400	11,773
1.80%	-	-	84	-	260	60	381	334
1.85%	53,268	35,097	135,337	118,627	99,481	2,450	7,554	4,973
1.90%	3,220	9,273	12,187	15,685	10,214	1,253	4,639	1,392
1.95%	4,967	4,561	30,595	12,741	7,045	98	499	411
2.00%	50,513	41,432	139,275	167,941	135,136	2,522	13,294	6,281
2.05%	-	-	18,640	9,597	14,075	-	46	43
2.10%	10,819	10,249	54,274	15,977	34,437	2,452	7,256	2,783
2.15%	4,963	7,637	25,133	39,364	31,536	1,997	3,623	2,126
2.20%	-	-	276	-	273	-	-	-
2.25%	1,632	2,361	37,740	49,531	4,062	1,313	2,800	1,562
2.30%	-	-	-	-	-	-	-	-
2.35%	3,112	7,045	-	-	4,049	-	698	102
2.40%	-	-	-	1,473	5,172	-	-	-
2.45%	-	-	-	-	-	140	3,295	2,271
2.50%	-	18,009	4,256	2,009	12,436	-	736	1,135
2.60%	-	-	250	-	248	190	302	793
2.70%	-	-	-	-	-	-	117	-
2.75%	-	-	4,525	-	-	-	-	-
3.00%	-	-	-	-	3,060	-	-	-
3.10%	-	-	-	-	-	-	-	-

	$797,958	$889,510	$6,496,679	$8,110,981	$2,226,688	$164,098	$511,179	$206,241

	WRSCV	WRVP

1.25%	$28,992	$46,754
1.30%	3,609	9,558
1.35%	3,012	7,910
1.40%	28,272	54,551
1.45%	10	-
1.50%	17,067	45,366
1.55%	12,082	11,810
1.60%	132	108
1.65%	12,271	20,171
1.70%	-	497
1.75%	7,810	25,468
1.80%	103	3,835
1.85%	9,455	77,014
1.90%	970	24,001
1.95%	111	12,231
2.00%	1,269	45,362
2.05%	243	1,746
2.10%	2,043	19,080
2.15%	2,071	4,501
2.20%	-	206
2.25%	1,637	5,512
2.30%	-	77
2.35%	643	3,226
2.40%	-	1,016
2.45%	13	317
2.50%	-	2,385
2.60%	696	589
2.70%	-	-
2.75%	-	1,054
3.00%	-	-
3.10%	-	70

	$132,511	$424,415

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $15,982,141 and $17,514,493, respectively, and total transfers from the Account to the fixed account were $6,710,730 and $9,900,108, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $11,238 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $141,708 and $444,215 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $624,450 and $872,952 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$2,222,795,346	$0	$0	$2,222,795,346

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	$ 54,110	$274,441
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	3,633,701	1,085,613
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	3,584,469	713,154
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	2,075,917	1,237,937
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	2,172,960	4,201,352
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	1,183,448	5,233,743
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	1,872,927	2,037,956
Variable Insurance Portfolios - Asset Strategy ( WRASP )	3,103,915	19,069,621
Variable Insurance Portfolios - Balanced ( WRBP )	5,316,307	3,796,093
Variable Insurance Portfolios - Bond ( WRBDP )	8,381,520	6,848,793
Variable Insurance Portfolios - Core Equity ( WRCEP )	7,641,666	7,530,101
Variable Insurance Portfolios - Dividend Opportunities ( WRDIV )	1,055,016	7,220,345
Variable Insurance Portfolios - Energy ( WRENG )	588,265	1,876,286
Variable Insurance Portfolios - Global Bond ( WRGBP )	1,644,805	250,812
Variable Insurance Portfolios - Global Natural Resources ( WRGNR )	2,480,890	2,662,959
Variable Insurance Portfolios - Growth ( WRGP )	5,024,924	9,013,398
Variable Insurance Portfolios - High Income ( WRHIP )	9,141,402	3,524,626
Variable Insurance Portfolios - International Growth ( WRIP )	2,262,393	2,439,075
Variable Insurance Portfolios - International Core Equity ( WRI2P )	1,277,876	2,228,755
Variable Insurance Portfolios - Limited-Term Bond ( WRLTBP )	2,086,859	615,855
Variable Insurance Portfolios - Micro Cap Growth ( WRMIC )	1,074,286	1,134,133
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )	3,886,948	4,787,753
Variable Insurance Portfolios - Money Market ( WRMMP )	19,112,648	21,234,776
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )	5,613,223	7,386,838
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )	16,541,215	6,276,536
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )	74,088,704	6,337,714
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )	60,087,688	14,774,575
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )	27,926,804	4,197,331
Variable Insurance Portfolios - Real Estate Securities ( WRRESP )	910,120	1,579,028
Variable Insurance Portfolios - Science and Technology ( WRSTP )	3,923,194	4,688,045
Variable Insurance Portfolios - Small Cap Growth ( WRSCP )	1,614,927	1,606,228
Variable Insurance Portfolios - Small Cap Value ( WRSCV )	887,166	1,759,307
Variable Insurance Portfolios - Value ( WRVP )	2,809,397	5,407,624

Total	$ 283,059,690	$163,030,803

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	1.25% to 2.60%	353,358	$9.52 to $ 8.81	$3,244,981	1.54%	14.45% to 12.88%
2011	1.25% to 2.60%	377,969	8.32 to 7.80	3,050,878	1.81%	-5.13% to -6.42%
2010	1.25% to 2.60%	385,733	8.77 to 8.34	3,304,169	1.68%	13.20% to 11.65%
2009	1.25% to 2.60%	407,096	7.75 to 7.47	3,099,918	1.04%	25.62% to 23.90%
2008	1.25% to 2.60%	377,280	6.17 to 6.03	2,299,353	2.10%	-37.63% to -38.49%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	1.25% to 2.20%	692,844	13.47 to 13.00	9,261,172	1.97%	8.02% to 6.97%
2011	1.25% to 2.20%	505,634	12.47 to 12.15	6,274,762	2.15%	-0.37% to -1.33%
2010	1.25% to 2.10%	346,155	12.52 to 12.34	4,315,166	1.31%	8.44% to 7.51%
2009	1.25% to 2.00%	111,210	11.54 to 11.48	1,283,090	1.80%	15.43% to 14.84%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	1.25% to 2.15%	1,009,066	14.52 to 14.04	14,619,955	1.89%	10.84% to 9.83%
2011	1.25% to 2.15%	819,775	13.10 to 12.78	10,721,909	2.16%	-2.17% to -3.06%
2010	1.25% to 2.15%	225,471	13.39 to 13.19	3,013,274	1.27%	10.63% to 9.62%
2009	1.25% to 2.00%	112,328	12.10 to 12.04	1,358,832	1.81%	21.03% to 20.41%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	1.25% to 2.10%	660,619	11.23 to 10.70	7,382,543	1.85%	3.86% to 2.96%
2011	1.25% to 2.10%	596,408	10.81 to 10.39	6,415,109	2.39%	1.65% to 0.77%
2010	1.25% to 2.00%	374,312	10.64 to 10.35	3,969,082	2.21%	4.57% to 3.78%
2009	1.25% to 2.00%	337,299	10.17 to 9.97	3,422,222	1.94%	7.72% to 6.90%
2008	1.25% to 1.85%	264,806	9.45 to 9.35	2,498,076	3.47%	-7.20% to -7.76%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	1.25% to 2.45%	3,713,283	10.58 to 9.87	38,900,335	1.66%	9.42% to 8.09%
2011	1.25% to 2.45%	3,922,763	9.67 to 9.13	37,608,280	2.13%	-1.29% to -2.48%
2010	1.25% to 2.45%	4,039,103	9.80 to 9.37	39,296,310	1.98%	9.53% to 8.20%
2009	1.25% to 2.45%	3,981,854	8.94 to 8.66	35,433,179	1.54%	17.65% to 16.22%
2008	1.25% to 2.45%	3,924,711	7.60 to 7.45	29,742,274	2.88%	-24.16% to -25.08%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	1.25% to 2.45%	5,261,702	10.03 to 9.36	52,372,238	1.63%	12.33% to 10.97%
2011	1.25% to 2.45%	5,698,777	8.93 to 8.44	50,565,308	2.01%	-3.35% to -4.52%
2010	1.25% to 2.45%	6,247,584	9.24 to 8.83	57,451,777	1.88%	11.42% to 10.07%
2009	1.25% to 2.45%	6,881,792	8.29 to 8.03	56,870,012	1.32%	22.84% to 21.34%
2008	1.25% to 2.45%	7,827,936	6.75 to 6.61	52,739,171	2.51%	-32.25% to -33.07%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	1.25% to 2.50%	1,450,762	11.06 to 10.29	15,895,422	1.74%	6.69% to 5.33%
2011	1.25% to 2.50%	1,479,409	10.37 to 9.77	15,191,490	2.29%	0.79% to -0.48%
2010	1.25% to 2.50%	1,412,298	10.29 to 9.82	14,421,471	2.09%	7.16% to 5.80%
2009	1.25% to 2.35%	1,322,017	9.60 to 9.32	12,629,298	1.75%	13.13% to 11.87%
2008	1.25% to 2.35%	1,171,429	8.49 to 8.33	9,907,489	3.25%	-16.11% to -17.04%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	1.25% to 3.10%	6,015,892	23.63 to 20.00	139,473,864	1.15%	17.68% to 15.47%
2011	1.25% to 3.10%	6,728,233	20.08 to 17.32	132,707,453	1.04%	-8.36% to -10.08%
2010	1.25% to 3.10%	7,157,471	21.91 to 19.26	154,332,425	1.08%	7.32% to 5.31%
2009	1.25% to 3.10%	7,425,961	20.42 to 18.29	149,600,166	0.37%	23.48% to 21.17%
2008	1.25% to 3.10%	7,345,272	16.54 to 15.09	120,503,997	0.45%	-26.72% to -28.10%
Variable Insurance Portfolios - Balanced (WRBP)
2012	1.25% to 3.10%	1,982,498	15.23 to 12.89	29,861,465	1.50%	10.35% to 8.27%
2011	1.25% to 3.10%	1,990,544	13.81 to 11.91	27,171,664	1.50%	2.02% to 0.12%
2010	1.25% to 3.10%	1,993,509	13.53 to 11.89	26,715,430	1.95%	15.65% to 13.48%
2009	1.25% to 3.10%	1,969,265	11.70 to 10.48	22,895,678	2.05%	11.81% to 9.72%
2008	1.25% to 3.10%	2,078,931	10.47 to 9.55	21,806,132	0.11%	-21.99% to -23.45%
Variable Insurance Portfolios - Bond (WRBDP)
2012	1.25% to 3.10%	4,488,230	13.24 to 11.21	58,463,749	3.10%	4.45% to 2.49%
2011	1.25% to 3.10%	4,478,753	12.68 to 10.93	55,945,243	2.58%	5.97% to 3.99%
2010	1.25% to 3.10%	4,173,670	11.97 to 10.51	49,220,990	3.44%	4.71% to 2.75%
2009	1.25% to 3.10%	3,245,655	11.43 to 10.23	36,708,343	3.81%	5.82% to 3.84%
2008	1.25% to 3.10%	3,140,394	10.80 to 9.85	33,658,749	0.10%	-0.94% to -2.80%
Variable Insurance Portfolios - Core Equity (WRCEP)
2012	1.25% to 3.10%	3,208,634	16.66 to 14.10	52,631,535	0.59%	17.12% to 14.92%
2011	1.25% to 3.10%	3,514,770	14.23 to 12.27	49,228,864	0.36%	0.39% to -1.48%
2010	1.25% to 3.10%	3,530,379	14.17 to 12.45	49,283,140	0.99%	19.38% to 17.15%
2009	1.25% to 3.10%	3,591,611	11.87 to 10.63	42,094,848	1.02%	22.47% to 20.18%
2008	1.25% to 3.10%	3,761,443	9.69 to 8.84	36,226,405	0.18%	-35.59% to -36.80%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2012	1.25% to 2.60%	2,469,034	14.05 to 12.44	33,692,481	1.11%	11.76% to 10.23%
2011	1.25% to 2.75%	2,922,109	12.57 to 11.15	35,735,406	1.05%	-5.88% to -7.31%
2010	1.25% to 2.75%	3,158,796	13.36 to 12.03	41,110,151	1.13%	14.92% to 13.17%
2009	1.25% to 2.75%	3,305,284	11.62 to 10.63	37,543,117	1.00%	16.41% to 14.64%
2008	1.25% to 2.75%	3,458,487	9.98 to 9.27	33,886,565	0.08%	-36.72% to -37.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Energy (WRENG)
2012	1.25% to 2.50%	757,564	$ 11.02 to $ 10.13	$8,236,808	0.00%	0.11% to -1.17%
2011	1.25% to 2.60%	870,520	11.01 to 10.19	9,461,034	0.00%	-10.21% to -11.44%
2010	1.25% to 2.60%	893,710	12.27 to 11.50	10,838,126	0.28%	20.43% to 18.79%
2009	1.25% to 2.60%	867,964	10.19 to 9.68	8,759,950	0.00%	38.73% to 36.83%
2008	1.25% to 2.50%	727,472	7.34 to 7.10	5,306,113	0.11%	-46.82% to -47.50%
Variable Insurance Portfolios - Global Bond (WRGBP)
2012	1.25% to 2.05%	224,617	10.36 to 10.22	2,319,996	3.90%	5.08% to 4.22%
2011	1.25% to 1.85%	91,516	9.86 to 9.82	901,121	2.97%	-1.40% to -1.80%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2012	1.25% to 2.70%	1,579,702	12.68 to 11.33	19,701,085	0.00%	0.61% to -0.87%
2011	1.25% to 2.70%	1,670,677	12.60 to 11.43	20,754,800	0.00%	-22.43% to -23.56%
2010	1.25% to 2.70%	1,767,719	16.25 to 14.96	28,359,202	0.00%	15.60% to 13.91%
2009	1.25% to 2.70%	1,822,229	14.06 to 13.13	25,349,657	0.00%	71.47% to 68.95%
2008	1.25% to 2.70%	1,660,068	8.20 to 7.77	13,497,739	1.41%	-61.94% to -62.51%
Variable Insurance Portfolios - Growth (WRGP)
2012	1.25% to 3.10%	3,594,195	13.81 to 11.68	48,918,652	0.06%	11.33% to 9.24%
2011	1.25% to 3.10%	4,126,607	12.40 to 10.69	50,482,763	0.40%	0.85% to -1.04%
2010	1.25% to 3.10%	4,408,571	12.30 to 10.81	53,501,459	0.64%	11.17% to 9.09%
2009	1.25% to 3.10%	4,630,140	11.06 to 9.91	50,651,078	0.38%	25.49% to 23.14%
2008	1.25% to 3.10%	5,005,777	8.82 to 8.04	43,961,551	0.00%	-37.07% to -38.25%
Variable Insurance Portfolios - High Income (WRHIP)
2012	1.25% to 2.60%	2,418,971	18.79 to 16.64	45,602,009	6.30%	17.15% to 15.55%
2011	1.25% to 2.60%	2,212,335	16.04 to 14.40	35,705,820	7.10%	3.95% to 2.53%
2010	1.25% to 2.60%	2,140,242	15.43 to 14.04	33,390,182	7.42%	13.42% to 11.87%
2009	1.25% to 2.60%	1,881,230	13.60 to 12.55	25,935,496	8.91%	44.59% to 42.62%
2008	1.25% to 2.60%	1,555,055	9.41 to 8.80	14,978,886	0.64%	-22.80% to -23.85%
Variable Insurance Portfolios - International Growth (WRIP)
2012	1.25% to 2.60%	971,481	15.37 to 13.61	15,144,692	1.98%	16.57% to 14.98%
2011	1.25% to 2.60%	1,050,472	13.18 to 11.83	14,086,777	0.41%	-8.48% to -9.73%
2010	1.25% to 2.60%	1,120,275	14.40 to 13.11	16,459,015	0.97%	13.35% to 11.81%
2009	1.25% to 2.60%	1,118,293	12.71 to 11.73	14,510,763	1.52%	25.31% to 23.59%
2008	1.25% to 2.60%	1,107,240	10.14 to 9.49	11,498,901	0.24%	-42.87% to -43.65%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2012	1.25% to 2.50%	926,244	14.32 to 12.79	13,210,173	2.32%	11.91% to 10.49%
2011	1.25% to 2.60%	1,008,924	12.79 to 11.49	12,907,859	1.56%	-14.96% to -16.12%
2010	1.25% to 2.60%	994,967	15.04 to 13.69	15,001,322	1.37%	12.67% to 11.13%
2009	1.25% to 2.60%	1,023,904	13.35 to 12.32	13,762,739	3.48%	35.25% to 33.41%
2008	1.25% to 2.60%	995,194	9.87 to 9.24	9,952,578	0.48%	-42.98% to -43.77%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2012	1.25% to 2.35%	276,691	10.34 to 10.15	2,850,484	3.73%	2.08% to 0.94%
2011	1.25% to 2.00%	143,487	10.13 to 10.08	1,450,827	2.19%	1.30% to 0.78%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2012	1.25% to 2.50%	411,526	14.58 to 13.03	5,909,332	0.00%	10.44% to 9.04%
2011	1.25% to 2.50%	441,955	13.20 to 11.95	5,763,772	0.00%	-8.17% to -9.33%
2010	1.25% to 2.50%	441,697	14.38 to 13.18	6,283,254	0.00%	39.10% to 37.34%
2009	1.25% to 2.50%	386,952	10.34 to 9.60	3,969,646	0.00%	39.52% to 37.76%
2008	1.25% to 2.45%	373,619	7.41 to 6.98	2,754,852	0.00%	-48.69% to -49.31%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	1.25% to 2.60%	1,627,281	17.64 to 15.89	27,860,724	0.00%	12.14% to 10.60%
2011	1.25% to 2.60%	1,832,225	15.73 to 14.37	28,017,146	0.01%	-1.80% to -3.14%
2010	1.25% to 2.60%	1,899,916	16.02 to 14.83	29,661,717	0.04%	29.91% to 28.14%
2009	1.25% to 2.60%	1,904,908	12.33 to 11.58	22,970,683	0.00%	44.83% to 42.85%
2008	1.25% to 2.60%	1,856,562	8.51 to 8.10	15,531,201	0.03%	-37.03% to -37.89%
Variable Insurance Portfolios - Money Market (WRMMP)
2012	1.25% to 2.50%	2,368,344	10.39 to 9.27	24,272,395	0.02%	-1.23% to -2.49%
2011	1.25% to 2.50%	2,545,888	10.52 to 9.50	26,365,826	0.02%	-1.23% to -2.47%
2010	1.25% to 2.50%	1,570,513	10.65 to 9.75	16,525,931	0.07%	-1.18% to -2.43%
2009	1.25% to 2.50%	1,269,004	10.78 to 9.99	13,495,153	1.03%	-0.24% to -1.51%
2008	1.25% to 2.60%	1,690,600	10.81 to 10.09	17,997,708	2.08%	0.91% to -0.47%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2012	1.25% to 2.35%	5,198,221	10.98 to 10.40	56,695,323	0.92%	10.78% to 9.54%
2011	1.25% to 2.35%	5,585,638	9.91 to 9.50	55,090,208	1.23%	-5.35% to -6.40%
2010	1.25% to 2.35%	5,863,977	10.47 to 10.15	61,202,987	1.12%	14.09% to 12.82%
2009	1.25% to 2.60%	5,999,331	9.18 to 8.95	54,954,615	0.43%	21.78% to 20.11%
2008	1.25% to 2.60%	5,558,764	7.54 to 7.45	41,870,260	0.00%	-24.61% to -25.48%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2012	1.25% to 2.50%	6,201,513	$11.16 to $ 10.49	$68,621,900	0.88%	5.61% to 4.27%
2011	1.25% to 2.50%	5,382,968	10.56 to 10.06	56,530,011	1.17%	-0.51% to -1.76%
2010	1.25% to 2.35%	4,173,894	10.62 to 10.29	44,152,956	0.96%	8.01% to 6.81%
2009	1.25% to 2.25%	2,640,057	9.83 to 9.65	25,895,246	0.07%	11.54% to 10.41%
2008	1.25% to 2.15%	956,646	8.81 to 8.75	8,419,198	0.00%	-11.87% to -12.54%	****
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2012	1.25% to 2.50%	47,968,505	10.96 to 10.31	523,721,202	0.94%	8.16% to 6.79%
2011	1.25% to 2.75%	42,622,600	10.14 to 9.56	430,800,828	1.03%	-2.69% to -4.16%
2010	0.40% to 2.50%	31,449,317	10.42 to 10.05	326,887,970	0.61%	9.82%
2009	1.25% to 2.50%	19,221,244	9.37 to 9.15	179,712,793	0.18%	16.48% to 15.01%
2008	1.25% to 2.25%	6,805,816	8.04 to 7.97	54,652,358	0.00%	-19.59% to -20.27%	****
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2012	1.25% to 2.50%	56,787,403	11.22 to 10.55	634,738,345	0.78%	9.43% to 8.04%
2011	1.25% to 2.50%	53,697,460	10.25 to 9.76	548,880,934	0.79%	-4.23% to -5.44%
2010	1.25% to 2.50%	33,709,714	10.70 to 10.32	359,864,259	0.74%	13.03% to 11.60%
2009	1.25% to 2.50%	21,078,676	9.47 to 9.25	199,157,729	0.25%	19.20% to 17.69%
2008	1.25% to 2.50%	9,034,723	7.94 to 7.86	71,666,425	0.00%	-20.56% to -21.40%	****
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2012	1.25% to 2.50%	15,423,228	11.23 to 10.56	172,102,184	0.91%	7.05% to 5.69%
2011	1.25% to 3.00%	13,577,068	10.49 to 9.80	141,712,975	1.08%	-1.25% to -2.99%
2010	1.25% to 2.50%	10,120,254	10.63 to 10.25	107,068,837	0.87%	9.58% to 8.20%
2009	1.25% to 2.50%	6,475,804	9.70 to 9.47	62,597,653	0.12%	13.68% to 12.25%
2008	1.25% to 2.15%	2,547,527	8.53 to 8.46	21,679,215	0.00%	-14.71% to -15.36%	****
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	1.25% to 2.60%	680,509	17.02 to 15.16	11,370,360	0.72%	16.24% to 14.65%
2011	1.25% to 2.60%	716,676	14.64 to 13.22	10,330,210	0.76%	3.70% to 2.28%
2010	1.25% to 2.60%	718,974	14.12 to 12.92	10,009,341	1.84%	26.90% to 25.17%
2009	1.25% to 2.60%	725,750	11.12 to 10.32	7,981,412	3.02%	22.08% to 20.40%
2008	1.25% to 2.60%	740,889	9.11 to 8.57	6,685,173	0.59%	-36.84% to -37.71%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2012	1.25% to 2.70%	1,716,486	19.74 to 17.32	34,551,617	0.00%	26.23% to 24.37%
2011	1.25% to 2.70%	1,852,622	15.64 to 13.93	29,614,848	0.00%	-6.94% to -8.31%
2010	1.25% to 2.70%	1,850,540	16.81 to 15.19	31,901,434	0.00%	11.35% to 9.71%
2009	1.25% to 2.70%	1,807,299	15.09 to 13.84	28,109,535	0.00%	42.04% to 39.96%
2008	1.25% to 2.70%	1,774,843	10.63 to 9.89	19,536,940	0.00%	-34.72% to -35.68%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2012	1.25% to 2.60%	975,111	12.92 to 11.44	12,951,783	0.00%	3.85% to 2.42%
2011	1.25% to 2.60%	975,520	12.44 to 11.17	12,556,018	0.00%	-11.72% to -12.92%
2010	1.25% to 2.60%	1,005,451	14.09 to 12.82	14,710,996	0.00%	27.24% to 25.50%
2009	1.25% to 2.60%	981,102	11.07 to 10.22	11,278,439	0.41%	33.04% to 31.22%
2008	1.25% to 2.60%	978,833	8.32 to 7.79	8,542,399	0.00%	-39.94% to -40.76%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2012	1.25% to 2.45%	607,458	14.22 to 12.76	8,585,033	0.46%	17.15% to 15.72%
2011	1.25% to 2.60%	712,246	12.14 to 10.90	8,605,276	0.49%	-13.88% to -15.05%
2010	1.25% to 2.60%	767,001	14.10 to 12.83	10,793,359	0.07%	24.83% to 23.13%
2009	1.25% to 2.60%	753,278	11.29 to 10.42	8,525,935	0.00%	27.53% to 25.79%
2008	1.25% to 2.60%	777,159	8.85 to 8.28	6,938,507	0.20%	-27.06% to -28.06%
Variable Insurance Portfolios - Value (WRVP)
2012	1.25% to 3.10%	1,813,048	13.30 to 11.26	23,976,704	1.35%	17.39% to 15.19%
2011	1.25% to 3.10%	2,193,567	11.33 to 9.77	24,640,900	0.75%	-8.47% to -10.19%
2010	1.25% to 3.10%	2,423,651	12.38 to 10.88	29,755,322	0.91%	17.22% to 15.03%
2009	1.25% to 3.10%	2,586,373	10.56 to 9.46	27,108,814	2.06%	11.22% to 9.82%
2008	1.25% to 3.10%	2,883,828	8.45 to 7.71	24,353,612	0.24%	-34.64% to -35.87%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	1.25% to 2.50%	553,854	10.23 to 9.55	5,554,056	5.46%	7.02% to 5.66%
2008	1.25% to 2.50%	602,234	9.56 to 9.04	5,664,532	0.93%	-12.06% to -13.18%

2012	Reserves for annuity contracts in payout phase:			5,652,372
2012	Contract owners equity:			$2,222,792,913
2011	Reserves for annuity contracts in payout phase:			5,553,679
2011	Contract owners equity:			$1,960,829,998
2010	Reserves for annuity contracts in payout phase:			6,412,735
2010	Contract owners equity:			$1,659,213,789
2009	Reserves for annuity contracts in payout phase:			6,242,032
2009	Contract owners equity:			$1,199,462,127
2008	Reserves for annuity contracts in payout phase:			94,124
2008	Contract owners equity:			$748,850,483

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.